CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net loss	$ (3,640,300)	$ (2,311,400)	$ (3,672,500)	$ (703,300)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss/(Gain) on sale of investments	11,100	(34,600)	(35,600)	(4,400)
Unrealized holding loss on investments	102,800	18,900	10,400	12,400
Extinguishment of debt	(433,800)	0	(531,100)
Depreciation and amortization	581,800	126,700	251,500	160,900
Deferred income tax benefit	(955,400)	(652,300)	(1,152,500)	(106,000)
Provision for bad debt			4,000	3,400
Loss on disposal of subsidiary	0	405,400	405,400
Gain on sale of fixed assets				(300)
Stock-based compensation	1,920,100	1,429,400	2,108,000	65,800
Change in fair value of contingent consideration	(42,500)	(118,500)	(30,000)	112,600
Changes in operating assets and liabilities:
Trade accounts receivable	(328,700)	(758,500)	(75,500)	906,800
Inventories	(1,383,900)	(697,700)	(560,000)	(292,400)
Carrying value of right of use assets	783,300	87,700
Income tax receivable	172,200	(1,500)	1,500	(334,800)
Prepaid and other current assets	(127,700)	57,400	(211,400)	(22,400)
Right-of-use assets			138,000	(803,300)
Accounts payable	585,500	142,600	79,600	(214,400)
Contract liabilities	796,100	(20,000)	(20,000)	89,000
Lease liabilities	0	(51,000)	(105,600)	867,700
Bank overdraft	(281,100)	7,500	278,600	(96,900)
Other assets	107,100	0
Discontinued operations	25,400	0
Accrued expenses	(20,700)	(222,600)	(195,200)	191,500
Other long-term liabilities			10,900	0
Total adjustments	(55,000)	(281,100)	371,000	535,200
Net cash used in operating activities	(3,695,300)	(2,592,500)	(3,301,500)	(168,100)
Investing activities:
Redemption of investment securities	1,278,500	1,631,000	6,181,400	55,000
Purchase of investment securities	(5,422,700)	(6,609,200)	(9,569,000)	(63,400)
Proceeds from sale of fixed assets			0	1,000
Proceeds from sale of assets of discontinued operations	0	440,000
Capital expenditures	(337,400)	(183,700)	(198,700)	(50,900)
Proceeds from sale Altamaria			440,000	0
Purchase of Aquila, net of cash acquired			(7,679,000)	0
Purchase of other intangible assets	(67,000)	(41,200)	(58,700)	(25,800)
Net cash used in investing activities	(4,548,600)	(4,763,100)	(10,884,000)	(84,100)
Financing activities:
Repayment of 1st Payroll Protection Plan loan			(32,700)
Proceeds from issuance of common stock	$ 3,000,000	0
Issuance of common stock and warrants, net of issuance costs			$ 17,080,400	6,004,400
Issuance costs of common stock and warrants	(272,800)		(1,006,400)
Payments of contingent consideration	$ 0	(13,400)	$ (168,000)	(372,600)
Proceeds from Payroll Protection Program	0	433,800	433,800	563,800
Proceeds from stock options exercised	0	3,000	3,100	13,800
Net cash provided by financing activities	2,727,200	423,400	16,310,200	6,209,400
Effect of changes in foreign currency exchange rates	(90,500)	0	(9,200)
Net decrease in cash and cash equivalents	(5,607,200)	(6,932,200)	2,115,500	5,957,200
Cash and cash equivalents, beginning of year	9,675,200	7,559,700	7,559,700	1,602,500
Cash and cash equivalents, end of period	4,068,000	627,500	9,675,200	7,559,700
SUPPLEMENTAL DISCLOSURES
Income taxes	0	2,500	$ 2,500	$ 40,900
Record right-of-use assets	941,300	0
Record lease liabilities	$ 941,300	$ 0